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November 23, 2004




VIA EDGAR
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Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

Re:      MetLife Investors Variable Annuity Account One
         '33 Act File No. 333-34741
         '40 ACT FILE NO. 811-5200
         -------------------------

Dear Sir/Madam:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 22, 2004, to the Prospectus dated May 1, 2004 (as supplemented), and the Supplement to the Statement of Additional Information ("SAI") dated November 17, 2004, to the May 1, 2004, Statement of Additional Information being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement to the Prospectus and the Supplement to the SAI contained in Post-Effective Amendment No. 15 for the Account filed electronically with the Commission on November 18, 2004.

The text of the most recent amendment has been filed electronically.

Sincerely,

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



Richard C. Pearson
Executive Vice President and
  General Counsel